Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Condensed Consolidating Guarantor and Non-Guarantor Financial Information
Schedule of Condensed Consolidating Balance Sheets

NGL ENERGY PARTNERS LP

Condensed Consolidating Balance Sheet

(U.S. Dollars in Thousands)

	September 30, 2014
	NGL Energy Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$2,841	$—	$7,823	$1,159	$—	$11,823
Accounts receivable - trade, net of allowance for doubtful accounts	—	—	1,419,442	13,675	—	1,433,117
Accounts receivable - affiliates	—	—	41,035	671	—	41,706
Inventories	—	—	937,814	3,775	—	941,589
Prepaid expenses and other current assets	—	—	155,332	1,486	—	156,818
Total current assets	2,841	—	2,561,446	20,766	—	2,585,053

PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	—	—	863,694	569,619	—	1,433,313
GOODWILL	—	—	1,139,374	31,116	—	1,170,490
INTANGIBLE ASSETS, net of accumulated amortization	1,307	17,619	778,960	40,202	—	838,088
INVESTMENTS IN UNCONSOLIDATED ENTITIES	—	—	214,234	268,410	—	482,644
NET INTERCOMPANY RECEIVABLES (PAYABLES)	248,893	849,526	(1,026,605)	(71,814)	—	—
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	1,743,573	—	10,470	—	(1,754,043)	—
OTHER NONCURRENT ASSETS	—	—	40,035	2,056	—	42,091
Total assets	$1,996,614	$867,145	$4,581,608	$860,355	$(1,754,043)	$6,551,679

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable - trade	$—	$—	$1,333,780	$11,244	$—	$1,345,024
Accounts payable - affiliates	—	—	85,237	70	—	85,307
Accrued expenses and other payables	554	19,021	186,226	12,681	—	218,482
Advance payments received from customers	—	—	105,597	508	—	106,105
Current maturities of long-term debt	—	—	5,004	58	—	5,062
Total current liabilities	554	19,021	1,715,844	24,561	—	1,759,980

LONG-TERM DEBT, net of current maturities	250,000	850,000	1,085,155	252,196	—	2,437,351
OTHER NONCURRENT LIABILITIES	—	—	35,160	4,358	—	39,518

EQUITY
Partners’ equity (deficit)	1,746,060	(1,876)	1,745,450	579,312	(2,322,813)	1,746,133
Accumulated other comprehensive loss	—	—	(1)	(72)	—	(73)
Noncontrolling interests	—	—	—	—	568,770	568,770
Total equity (deficit)	1,746,060	(1,876)	1,745,449	579,240	(1,754,043)	2,314,830
Total liabilities and equity	$1,996,614	$867,145	$4,581,608	$860,355	$(1,754,043)	$6,551,679

(1)         The parent is a co-issuer of the 2019 Notes and 2021 Notes that are included in the NGL Energy Finance Corp. column.

NGL ENERGY PARTNERS LP

Condensed Consolidating Balance Sheet

(U.S. Dollars in Thousands)

	March 31, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,181	$—	$8,728	$531	$—	$10,440
Accounts receivable - trade, net of allowance for doubtful accounts	—	—	887,789	13,115	—	900,904
Accounts receivable - affiliates	—	—	7,445	—	—	7,445
Inventories	—	—	306,434	3,726	—	310,160
Prepaid expenses and other current assets	—	—	80,294	56	—	80,350
Total current assets	1,181	—	1,290,690	17,428	—	1,309,299

PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	—	—	764,014	65,332	—	829,346
GOODWILL	—	—	1,105,008	1,998	—	1,107,006
INTANGIBLE ASSETS, net of accumulated amortization	1,169	11,552	700,603	1,632	—	714,956
INVESTMENTS IN UNCONSOLIDATED ENTITIES	—	—	189,821	—	—	189,821
NET INTERCOMPANY RECEIVABLES (PAYABLES)	327,281	437,714	(720,737)	(44,258)	—	—
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	1,447,502	—	17,673	—	(1,465,175)	—
OTHER NONCURRENT ASSETS	—	—	16,674	121	—	16,795
Total assets	$1,777,133	$449,266	$3,363,746	$42,253	$(1,465,175)	$4,167,223

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable - trade	$—	$—	$726,252	$13,959	$—	$740,211
Accounts payable - affiliates	—	—	73,703	3,143	—	76,846
Accrued expenses and other payables	554	14,266	124,923	1,947	—	141,690
Advance payments received from customers	—	—	29,891	74	—	29,965
Current maturities of long-term debt	—	—	7,058	22	—	7,080
Total current liabilities	554	14,266	961,827	19,145	—	995,792

LONG-TERM DEBT, net of current maturities	250,000	450,000	929,754	80	—	1,629,834
OTHER NONCURRENT LIABILITIES	—	—	9,663	81	—	9,744

EQUITY
Partners’ equity (deficit)	1,526,579	(15,000)	1,462,691	22,994	(1,470,449)	1,526,815
Accumulated other comprehensive loss	—	—	(189)	(47)	—	(236)
Noncontrolling interests	—	—	—	—	5,274	5,274
Total equity (deficit)	1,526,579	(15,000)	1,462,502	22,947	(1,465,175)	1,531,853
Total liabilities and equity	$1,777,133	$449,266	$3,363,746	$42,253	$(1,465,175)	$4,167,223

(1)     The parent is a co-issuer of the 2021 Notes that are included in the NGL Energy Finance Corp. column.

NGL ENERGY PARTNERS LP

Condensed Consolidating Balance Sheet

(U.S. Dollars in Thousands)

	March 31, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,181	$—	$8,728	$531	$—	$10,440
Accounts receivable - trade, net of allowance for doubtful accounts	—	—	887,789	13,115	—	900,904
Accounts receivable - affiliates	—	—	7,445	—	—	7,445
Inventories	—	—	306,434	3,726	—	310,160
Prepaid expenses and other current assets	—	—	80,294	56	—	80,350
Total current assets	1,181	—	1,290,690	17,428	—	1,309,299

PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	—	—	764,014	65,332	—	829,346
GOODWILL	—	—	1,105,008	1,998	—	1,107,006
INTANGIBLE ASSETS, net of accumulated amortization	1,169	11,552	700,603	1,632	—	714,956
INVESTMENTS IN UNCONSOLIDATED ENTITIES	—	—	189,821	—	—	189,821
NET INTERCOMPANY RECEIVABLES (PAYABLES)	327,281	437,714	(720,737)	(44,258)	—	—
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	1,447,502	—	17,673	—	(1,465,175)	—
OTHER NONCURRENT ASSETS	—	—	16,674	121	—	16,795
Total assets	$1,777,133	$449,266	$3,363,746	$42,253	$(1,465,175)	$4,167,223

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable - trade	$—	$—	$726,252	$13,959	$—	$740,211
Accounts payable - affiliates	—	—	73,703	3,143	—	76,846
Accrued expenses and other payables	554	14,266	124,923	1,947	—	141,690
Advance payments received from customers	—	—	29,891	74	—	29,965
Current maturities of long-term debt	—	—	7,058	22	—	7,080
Total current liabilities	554	14,266	961,827	19,145	—	995,792

LONG-TERM DEBT, net of current maturities	250,000	450,000	929,754	80	—	1,629,834
OTHER NONCURRENT LIABILITIES	—	—	9,663	81	—	9,744
EQUITY
Partners’ equity (deficit)	1,526,579	(15,000)	1,462,691	22,994	(1,470,449)	1,526,815
Accumulated other comprehensive loss	—	—	(189)	(47)	—	(236)
Noncontrolling interests	—	—	—	—	5,274	5,274
Total equity (deficit)	1,526,579	(15,000)	1,462,502	22,947	(1,465,175)	1,531,853
Total liabilities and equity	$1,777,133	$449,266	$3,363,746	$42,253	$(1,465,175)	$4,167,223

(1)   The parent is a co-issuer of the $450.0 million 6.875% Unsecured Notes that are included in the NGL Energy Finance Corp. column.

NGL ENERGY PARTNERS LP

Condensed Consolidating Balance Sheet

(U.S. Dollars in Thousands)

	March 31, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$—	$11,206	$355	$—	$11,561
Accounts receivable - trade, net of allowance for doubtful accounts	—	561,560	1,197	—	562,757
Accounts receivable - affiliates	—	22,883	—	—	22,883
Inventories	—	126,024	871	—	126,895
Prepaid expenses and other current assets	—	37,784	107	—	37,891
Total current assets	—	759,457	2,530	—	761,987

PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	—	497,743	28,694	—	526,437
GOODWILL	—	553,222	1,998	—	555,220
INTANGIBLE ASSETS, net of accumulated amortization	717	439,365	1,350	—	441,432
NET INTERCOMPANY RECEIVABLES (PAYABLES)	237,736	(233,294)	(4,442)	—	—
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	895,779	20,371	—	(916,150)	—
OTHER NONCURRENT ASSETS	—	6,542	—	—	6,542
Total assets	$1,134,232	$2,043,406	$30,130	$(916,150)	$2,291,618

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable - trade	$—	$534,164	$1,891	$—	$536,055
Accounts payable - affiliates	—	6,900	—	—	6,900
Accrued expenses and other payables	554	83,001	2,051	—	85,606
Advance payments received from customers	—	22,364	8	—	22,372
Current maturities of long-term debt	—	8,610	16	—	8,626
Total current liabilities	554	655,039	3,966	—	659,559

LONG-TERM DEBT, net of current maturities	250,000	490,433	3	—	740,436
OTHER NONCURRENT LIABILITIES	—	2,155	50	—	2,205
EQUITY
Partners’ equity	883,678	895,779	26,087	(921,890)	883,654
Accumulated other comprehensive income	—	—	24	—	24
Noncontrolling interests	—	—	—	5,740	5,740
Total equity	883,678	895,779	26,111	(916,150)	889,418
Total liabilities and equity	$1,134,232	$2,043,406	$30,130	$(916,150)	$2,291,618

Schedule of Condensed Consolidating Statements of Operations

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Operations

(U.S. Dollars in Thousands)

	Three Months Ended September 30, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated

REVENUES	$—	$—	$5,325,186	$55,364	$(24)	$5,380,526

COST OF SALES	—	—	5,161,935	17,554	(24)	5,179,465

OPERATING COSTS AND EXPENSES:
Operating	—	—	84,300	17,253	—	101,553
General and administrative	—	—	36,360	5,279	—	41,639
Depreciation and amortization	—	—	38,999	11,100	—	50,099

Operating Income	—	—	3,592	4,178	—	7,770

OTHER INCOME (EXPENSE):
Earnings of unconsolidated entities	—	—	2,310	1,387	—	3,697
Interest expense	(4,067)	(13,134)	(9,956)	(1,506)	12	(28,651)
Other, net	—	—	(524)	(81)	(12)	(617)

Income (Loss) Before Income Taxes	(4,067)	(13,134)	(4,578)	3,978	—	(17,801)

INCOME TAX (PROVISION) BENEFIT	—	—	1,951	(29)	—	1,922

EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	(15,157)	—	604	—	14,553	—

Net Income (Loss)	(19,224)	(13,134)	(2,023)	3,949	14,553	(15,879)

LESS: NET INCOME ALLOCATED TO GENERAL PARTNER					(11,056)	(11,056)

LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS					(3,345)	(3,345)

NET INCOME (LOSS) ALLOCATED TO LIMITED PARTNERS	$(19,224)	$(13,134)	$(2,023)	$3,949	$152	$(30,280)

(1)     The parent is a co-issuer of the 2019 Notes and 2021 Notes.

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Operations

(U.S. Dollars in Thousands)

	Three Months Ended September 30, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

REVENUES	$—	$1,546,226	$47,735	$(24)	$1,593,937

COST OF SALES	—	1,445,442	43,432	(24)	1,488,850

OPERATING COSTS AND EXPENSES:
Operating	—	52,979	2,790	—	55,769
General and administrative	—	14,089	223	—	14,312
Depreciation and amortization	—	23,970	1,091	—	25,061

Operating Income	—	9,746	199	—	9,945

OTHER INCOME (EXPENSE):
Interest expense	(4,179)	(6,880)	(13)	12	(11,060)
Other, net	—	528	(97)	(12)	419

Income (Loss) Before Income Taxes	(4,179)	3,394	89	—	(696)

INCOME TAX PROVISION	—	(236)	—	—	(236)

EQUITY IN NET INCOME OF CONSOLIDATED SUBSIDIARIES	3,238	80	—	(3,318)	—

Net Income (Loss)	(941)	3,238	89	(3,318)	(932)

LESS: NET INCOME ALLOCATED TO GENERAL PARTNER				(2,451)	(2,451)

LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS				(9)	(9)

NET INCOME (LOSS) ALLOCATED TO LIMITED PARTNERS	$(941)	$3,238	$89	$(5,778)	$(3,392)

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Operations

(U.S. Dollars in Thousands)

	Six Months Ended September 30, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated

REVENUES	$—	$—	$8,952,772	$76,421	$(53)	$9,029,140

COST OF SALES	—	—	8,676,881	36,690	(53)	8,713,518

OPERATING COSTS AND EXPENSES:
Operating	—	—	150,919	18,502	—	169,421
General and administrative	—	—	64,124	5,388	—	69,512
Depreciation and amortization	—	—	77,545	11,929	—	89,474

Operating Income (Loss)	—	—	(16,697)	3,912	—	(12,785)

OTHER INCOME (EXPENSE):
Earnings of unconsolidated entities	—	—	4,875	1,387	—	6,262
Interest expense	(8,313)	(21,280)	(18,058)	(1,517)	23	(49,145)
Other, net	—	—	(1,056)	71	(23)	(1,008)

Income (Loss) Before Income Taxes	(8,313)	(21,280)	(30,936)	3,853	—	(56,676)

INCOME TAX (PROVISION) BENEFIT	—	—	993	(106)	—	887

EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	(50,886)	—	337	—	50,549	—

Net Income (Loss)	(59,199)	(21,280)	(29,606)	3,747	50,549	(55,789)

LESS: NET INCOME ALLOCATED TO GENERAL PARTNER					(20,437)	(20,437)

LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS					(3,410)	(3,410)

NET INCOME (LOSS) ALLOCATED TO LIMITED PARTNERS	$(59,199)	$(21,280)	$(29,606)	$3,747	$26,702	$(79,636)

(1)     The parent is a co-issuer of the 2019 Notes and 2021 Notes.

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Operations

(U.S. Dollars in Thousands)

	Six Months Ended September 30, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

REVENUES	$—	$2,914,531	$65,421	$(58)	$2,979,894

COST OF SALES	—	2,735,890	56,094	(58)	2,791,926

OPERATING COSTS AND EXPENSES:
Operating	—	99,710	5,104	—	104,814
General and administrative	—	32,297	469	—	32,766
Depreciation and amortization	—	46,000	1,785	—	47,785

Operating Income	—	634	1,969	—	2,603

OTHER INCOME (EXPENSE):
Interest expense	(8,368)	(13,309)	(28)	23	(21,682)
Other, net	—	627	(135)	(23)	469

Income (Loss) Before Income Taxes	(8,368)	(12,048)	1,806	—	(18,610)

INCOME TAX BENEFIT	—	170	—	—	170

EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	(10,206)	1,672	—	8,534	—

Net Income (Loss)	(18,574)	(10,206)	1,806	8,534	(18,440)

LESS: NET INCOME ALLOCATED TO GENERAL PARTNER				(4,139)	(4,139)

LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS				(134)	(134)

NET INCOME (LOSS) ALLOCATED TO LIMITED PARTNERS	$(18,574)	$(10,206)	$1,806	$4,261	$(22,713)

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Operations

(U.S. Dollars in Thousands)

	Year Ended March 31, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated

REVENUES	$—	$—	$9,560,124	$139,519	$(369)	$9,699,274

COST OF SALES	—	—	9,011,011	122,057	(369)	9,132,699

OPERATING COSTS AND EXPENSES:
Operating	—	—	253,214	6,182	—	259,396
General and administrative	—	—	77,756	2,104	—	79,860
Depreciation and amortization	—	—	117,573	3,181	—	120,754

Operating Income	—	—	100,570	5,995	—	106,565

OTHER INCOME (EXPENSE):
Earnings from unconsolidated entities	—	—	1,898	—	—	1,898
Interest expense	(16,818)	(15,000)	(27,031)	(51)	46	(58,854)
Other, net	—	—	202	(70)	(46)	86

Income (Loss) Before Income Taxes	(16,818)	(15,000)	75,639	5,874	—	49,695

INCOME TAX PROVISION	—	—	(937)	—	—	(937)

EQUITY IN NET INCOME OF CONSOLIDATED SUBSIDIARIES	64,473	—	4,771	—	(69,244)	—

Net Income (Loss)	47,655	(15,000)	79,473	5,874	(69,244)	48,758

NET INCOME ALLOCATED TO GENERAL PARTNER					(14,148)	(14,148)

NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS					(1,103)	(1,103)

NET INCOME (LOSS) ALLOCATED TO LIMITED PARTNERS	$47,655	$(15,000)	$79,473	$5,874	$(84,495)	$33,507

(1)         The parent is a co-issuer of the $450.0 million 6.875% Unsecured Notes that are included in the NGL Energy Finance Corp. column.

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Operations

(U.S. Dollars in Thousands)

	Year Ended March 31, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

REVENUES	$—	$4,409,198	$8,878	$(309)	$4,417,767

COST OF SALES	—	4,038,251	1,168	(309)	4,039,110

OPERATING COSTS AND EXPENSES:
Operating	—	164,944	4,855	—	169,799
General and administrative	—	52,461	237	—	52,698
Depreciation and amortization	—	66,916	1,937	—	68,853

Operating Income	—	86,626	681	—	87,307

OTHER INCOME (EXPENSE):
Interest expense	(13,041)	(19,951)	(48)	46	(32,994)
Loss on early extinguishment of debt	—	(5,769)	—	—	(5,769)
Other, net	—	1,666	(99)	(46)	1,521

Income (Loss) Before Income Taxes	(13,041)	62,572	534	—	50,065

INCOME TAX PROVISION	—	(1,875)	—	—	(1,875)

EQUITY IN NET INCOME OF CONSOLIDATED SUBSIDIARIES	60,981	284	—	(61,265)	—

Net Income	47,940	60,981	534	(61,265)	48,190

NET INCOME ALLOCATED TO GENERAL PARTNER				(2,917)	(2,917)

NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS				(250)	(250)

NET INCOME ALLOCATED TO LIMITED PARTNERS	$47,940	$60,981	$534	$(64,432)	$45,023

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Operations

(U.S. Dollars in Thousands)

	Year Ended March 31, 2012
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

REVENUES	$—	$1,310,473	$225	$(225)	$1,310,473

COST OF SALES	—	1,217,248	—	(225)	1,217,023

OPERATING COSTS AND EXPENSES:
Operating	—	47,162	138	—	47,300
General and administrative	—	15,823	186	—	16,009
Depreciation and amortization	—	14,964	147	—	15,111

Operating Income (Loss)	—	15,276	(246)	—	15,030

OTHER INCOME (EXPENSE):
Interest expense	—	(7,619)	(46)	45	(7,620)
Other, net	—	1,100	—	(45)	1,055

Income (Loss) Before Income Taxes	—	8,757	(292)	—	8,465

INCOME TAX PROVISION	—	(601)	—	—	(601)

EQUITY IN NET INCOME (LOSS) OF CONSOLIDATED SUBSIDIARIES	7,876	(280)	—	(7,596)	—

Net Income (Loss)	7,876	7,876	(292)	(7,596)	7,864

NET INCOME ALLOCATED TO GENERAL PARTNER				(8)	(8)

NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS				12	12

NET INCOME (LOSS) ALLOCATED TO LIMITED PARTNERS	$7,876	$7,876	$(292)	$(7,592)	$7,868

Schedule of Condensed Consolidating Statements of Comprehensive Income (Loss)

NGL ENERGY PARTNERS LP

Condensed Consolidating Statements of Comprehensive Income (Loss)

(U.S. Dollars in Thousands)

	Three Months Ended September 30, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated

Net income (loss)	$(19,224)	$(13,134)	$(2,023)	$3,949	$14,553	$(15,879)

Other comprehensive income (loss)	—	—	4	(26)	—	(22)

Comprehensive income (loss)	$(19,224)	$(13,134)	$(2,019)	$3,923	$14,553	$(15,901)

(1)     The parent is a co-issuer of the 2019 Notes and 2021 Notes.

	Three Months Ended September 30, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

Net income (loss)	$(941)	$3,238	$89	$(3,318)	$(932)

Other comprehensive loss	—	—	(5)	—	(5)

Comprehensive income (loss)	$(941)	$3,238	$84	$(3,318)	$(937)

NGL ENERGY PARTNERS LP

Condensed Consolidating Statements of Comprehensive Income (Loss)

(U.S. Dollars in Thousands)

	Six Months Ended September 30, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated

Net income (loss)	$(59,199)	$(21,280)	$(29,606)	$3,747	$50,549	$(55,789)

Other comprehensive income (loss)	—	—	189	(26)	—	163

Comprehensive income (loss)	$(59,199)	$(21,280)	$(29,417)	$3,721	$50,549	$(55,626)

(1)     The parent is a co-issuer of the 2019 Notes and 2021 Notes.

	Six Months Ended September 30, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

Net income (loss)	$(18,574)	$(10,206)	$1,806	$8,534	$(18,440)

Other comprehensive loss	—	—	(30)	—	(30)

Comprehensive income (loss)	$(18,574)	$(10,206)	$1,776	$8,534	$(18,470)

NGL ENERGY PARTNERS LP

Condensed Consolidating Statements of Comprehensive Income (Loss)

(U.S. Dollars in Thousands)

	Year Ended March 31, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor	Consolidating
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Adjustments	Consolidated

Net income (loss)	$47,655	$(15,000)	$79,473	$5,874	$(69,244)	$48,758

Other comprehensive loss, net of tax	—	—	(189)	(71)	—	(260)

Comprehensive income (loss)	$47,655	$(15,000)	$79,284	$5,803	$(69,244)	$48,498

(1)         The parent is a co-issuer of the $450.0 million 6.875% Unsecured Notes that are included in the NGL Energy Finance Corp. column.

	Year Ended March 31, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

Net income	$47,940	$60,981	$534	$(61,265)	$48,190

Other comprehensive loss, net of tax	—	—	(7)	—	(7)

Comprehensive income	$47,940	$60,981	$527	$(61,265)	$48,183

	Year Ended March 31, 2012
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor	Consolidating
	(Parent)	Subsidiaries	Subsidiaries	Adjustments	Consolidated

Net income (loss)	$7,876	$7,876	$(292)	$(7,596)	$7,864

Other comprehensive loss, net of tax	—	—	(25)	—	(25)

Comprehensive income (loss)	$7,876	$7,876	$(317)	$(7,596)	$7,839

Schedule of Condensed Consolidating Statements of Cash Flows

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Cash Flows

(U.S. Dollars in Thousands)

	Six Months Ended September 30, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Consolidated
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(8,180)	$(15,383)	$(56,019)	$17,947	$(61,635)

INVESTING ACTIVITIES:
Purchases of long-lived assets	—	—	(81,710)	(1,141)	(82,851)
Acquisitions of businesses, including acquired working capital, net of cash acquired	—	—	(657,514)	(1,250)	(658,764)
Cash flows from commodity derivatives	—	—	4,327	—	4,327
Proceeds from sales of assets	—	—	8,741	—	8,741
Investments in unconsolidated entities	—	—	(6,106)	(20,284)	(26,390)
Distributions of capital from unconsolidated entities	—	—	2,774	1,875	4,649
Net cash used in investing activities	—	—	(729,488)	(20,800)	(750,288)

FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	—	1,923,500	56,000	1,979,500
Payments on revolving credit facilities	—	—	(1,766,000)	(38,000)	(1,804,000)
Issuance of notes	—	400,000	—	—	400,000
Payments on other long-term debt	—	—	(4,173)	(2)	(4,175)
Debt issuance costs	(269)	(7,209)	(1,720)	—	(9,198)
Contributions	395	—	—	—	395
Distributions to owners	(111,008)	—	—	—	(111,008)
Distributions to noncontrolling interest partners	—	—	—	(8,654)	(8,654)
Proceeds from sale of common units, net of offering costs	370,446	—	—	—	370,446
Net changes in advances with consolidated entities	(249,724)	(377,408)	632,995	(5,863)	—
Net cash provided by financing activities	9,840	15,383	784,602	3,481	813,306
Net increase (decrease) in cash and cash equivalents	1,660	—	(905)	628	1,383
Cash and cash equivalents, beginning of period	1,181	—	8,728	531	10,440
Cash and cash equivalents, end of period	$2,841	$—	$7,823	$1,159	$11,823

(1)     The parent is a co-issuer of the 2019 Notes and 2021 Notes.

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Cash Flows

(U.S. Dollars in Thousands)

	Six Months Ended September 30, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor
	(Parent)	Subsidiaries	Subsidiaries	Consolidated
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(8,312)	$(44,607)	$4,175	$(48,744)

INVESTING ACTIVITIES:
Purchases of long-lived assets	—	(37,180)	(30,219)	(67,399)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(334,085)	(56,237)	(2,283)	(392,605)
Cash flows from commodity derivatives	—	(19,074)	—	(19,074)
Proceeds from sales of assets	—	2,223	1	2,224
Net cash used in investing activities	(334,085)	(110,268)	(32,501)	(476,854)

FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facility	—	1,061,500	—	1,061,500
Payments on revolving credit facility	—	(893,000)	—	(893,000)
Proceeds from borrowings on other long-term debt	—	780	100	880
Payments on other long-term debt	—	(4,499)	(8)	(4,507)
Debt issuance costs	(133)	(2,085)	—	(2,218)
Contributions	504	—	1,940	2,444
Distributions to owners	(60,258)	—	(365)	(60,623)
Proceeds from sale of common units, net of offering costs	415,089	—	—	415,089
Net changes in advances with consolidated entities	(11,459)	(15,123)	26,582	—
Net cash provided by financing activities	343,743	147,573	28,249	519,565
Net increase (decrease) in cash and cash equivalents	1,346	(7,302)	(77)	(6,033)
Cash and cash equivalents, beginning of period	—	11,206	355	11,561
Cash and cash equivalents, end of period	$1,346	$3,904	$278	$5,528

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Cash Flows

(U.S. Dollars in Thousands)

	Year Ended March 31, 2014
	NGL Energy
	Partners LP	NGL Energy	Guarantor	Non-Guarantor
	(Parent) (1)	Finance Corp.	Subsidiaries	Subsidiaries	Consolidated
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(16,625)	$—	$99,754	$2,107	$85,236

INVESTING ACTIVITIES:
Purchases of long-lived assets	—	—	(118,455)	(46,693)	(165,148)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(334,154)	—	(932,373)	(2,283)	(1,268,810)
Cash flows from commodity derivatives	—	—	(35,956)	—	(35,956)
Proceeds from sales of assets	—	—	12,884	11,776	24,660
Investments in unconsolidated entities	—	—	(11,515)	—	(11,515)
Distributions of capital from unconsolidated entities	—	—	1,591	—	1,591
Other	—	—	540	(735)	(195)
Net cash used in investing activities	(334,154)	—	(1,083,284)	(37,935)	(1,455,373)

FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	—	2,545,500	—	2,545,500
Payments on revolving credit facilities	—	—	(2,101,000)	—	(2,101,000)
Issuances of notes	—	450,000	—	—	450,000
Proceeds from borrowings on other long-term debt	—	—	780	100	880
Payments on other long-term debt	—	—	(8,802)	(17)	(8,819)
Debt issuance costs	(645)	(12,286)	(11,664)	—	(24,595)
Contributions	765	—	—	2,060	2,825
Distributions	(145,090)	—	—	(840)	(145,930)
Proceeds from sale of common units, net of offering costs	650,155	—	—	—	650,155
Net changes in advances with consolidated entities	(153,225)	(437,714)	556,238	34,701	—
Net cash provided by financing activities	351,960	—	981,052	36,004	1,369,016
Net increase (decrease) in cash and cash equivalents	1,181	—	(2,478)	176	(1,121)
Cash and cash equivalents, beginning of period	—	—	11,206	355	11,561
Cash and cash equivalents, end of period	$1,181	$—	$8,728	$531	$10,440

(1)         The parent is a co-issuer of the $450.0 million 6.875% Unsecured Notes that are included in the NGL Energy Finance Corp. column.

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Cash Flows

(U.S. Dollars in Thousands)

	Year Ended March 31, 2013
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor
	(Parent)	Subsidiaries	Subsidiaries	Consolidated
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(12,428)	$140,794	$4,268	$132,634

INVESTING ACTIVITIES:
Purchases of long-lived assets	—	(59,903)	(12,572)	(72,475)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(452,087)	(38,718)	—	(490,805)
Cash flows from commodity derivatives	—	11,579	—	11,579
Proceeds from sales of assets	—	5,080	—	5,080
Net cash used in investing activities	(452,087)	(81,962)	(12,572)	(546,621)

FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	1,227,975	—	1,227,975
Payments on revolving credit facilities	—	(964,475)	—	(964,475)
Issuance of notes	250,000	—	—	250,000
Proceeds from borrowings on other long-term debt	—	634	19	653
Payments on other long-term debt	—	(4,837)	—	(4,837)
Debt issuance costs	(777)	(19,412)	—	(20,189)
Contributions	510	—	403	913
Distributions	(71,608)	—	(74)	(71,682)
Proceeds from sale of common units, net of offering costs	(642)	—	—	(642)
Net changes in advances with consolidated entities	286,991	(295,105)	8,114	—
Net cash provided by (used in) financing activities	464,474	(55,220)	8,462	417,716
Net increase (decrease) in cash and cash equivalents	(41)	3,612	158	3,729
Cash and cash equivalents, beginning of period	41	7,594	197	7,832
Cash and cash equivalents, end of period	$—	$11,206	$355	$11,561

NGL ENERGY PARTNERS LP

Condensed Consolidating Statement of Cash Flows

(U.S. Dollars in Thousands)

	Year Ended March 31, 2012
	NGL Energy
	Partners LP	Guarantor	Non-Guarantor
	(Parent)	Subsidiaries	Subsidiaries	Consolidated
OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$—	$90,477	$(148)	$90,329

INVESTING ACTIVITIES:
Purchases of long-lived assets	—	(6,667)	(877)	(7,544)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(291,097)	(6,304)	—	(297,401)
Cash flows from commodity derivatives	—	6,464	—	6,464
Proceeds from sales of assets	—	1,238	—	1,238
Other	—	346	—	346
Net cash used in investing activities	(291,097)	(4,923)	(877)	(296,897)

FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	478,900	—	478,900
Payments on revolving credit facilities	—	(329,900)	—	(329,900)
Payments on other long-term debt	—	(1,278)	—	(1,278)
Debt issuance costs	—	(2,380)	—	(2,380)
Contributions	—	—	440	440
Distributions	(19,060)	—	—	(19,060)
Proceeds from sale of common units, net of offering costs	74,759	—	—	74,759
Repurchase of common units	(3,418)	—	—	(3,418)
Net changes in advances with consolidated entities	238,816	(239,476)	660	—
Net cash provided by (used in) financing activities	291,097	(94,134)	1,100	198,063
Net increase (decrease) in cash and cash equivalents	—	(8,580)	75	(8,505)
Cash and cash equivalents, beginning of period	41	16,174	122	16,337
Cash and cash equivalents, end of period	$41	$7,594	$197	$7,832